S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 27, 2026 USD ($) $ / shares
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 220,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 253,000,000